Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Gold Fund, Inc.
Entity Central Index Key	0000923459
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000002879
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class AAA
Trading Symbol	GOLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class AAA	$92	1.45%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Gold Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Philadelphia Gold & Silver Index, respectively. Many factors contributed to the appreciation of the price of gold in the first half, including central bank buying and private investor interest. The effect on gold equities was strong, with equities seeing double the rise in the gold price. At this time, gold miners are seeing solid cash flow, which enables them to reduce debt, make acquisitions, or return to shareholders in the form of dividends.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class AAA	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/15	10,000	10,000	10,000	10,000
6/16	16,644	10,399	15,464	15,664
6/17	13,826	12,260	12,793	12,448
6/18	12,625	14,022	13,007	12,635
6/19	14,205	15,483	13,536	14,526
6/20	21,195	16,646	20,880	20,752
6/21	19,920	23,436	23,108	19,188
6/22	16,360	20,947	18,507	15,613
6/23	17,690	25,051	20,410	17,024
6/24	19,737	31,203	23,774	19,420
6/25	33,099	35,934	36,022	29,691

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class AAA	55.38%	67.70%	9.32%	12.72%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Philadelphia Gold & Silver Index	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index	52.49%	52.89%	7.43%	11.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 489,098,168
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,082,309
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$489,098,168 Number of Portfolio Holdings54 Portfolio Turnover Rate16% Management Fees$2,082,309
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	7.4%
Kinross Gold Corp.	6.5%
Agnico Eagle Mines Ltd., Toronto	5.7%
Wheaton Precious Metals Corp.	5.1%
Endeavour Mining plc	4.6%
Alamos Gold Inc., Toronto	4.2%
Lundin Gold Inc.	4.0%
Artemis Gold Inc.	3.4%
K92 Mining Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002881
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class C
Trading Symbol	GLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class C	$139	2.20%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Gold Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Philadelphia Gold & Silver Index, respectively. Many factors contributed to the appreciation of the price of gold in the first half, including central bank buying and private investor interest. The effect on gold equities was strong, with equities seeing double the rise in the gold price. At this time, gold miners are seeing solid cash flow, which enables them to reduce debt, make acquisitions, or return to shareholders in the form of dividends.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class C	Gabelli Gold Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	16,508	16,408	10,399	15,464	15,664
6/17	13,614	13,397	12,260	12,793	12,448
6/18	12,348	12,029	14,022	13,007	12,635
6/19	13,772	13,297	15,483	13,536	14,526
6/20	20,404	19,567	16,646	20,880	20,752
6/21	19,040	18,063	23,436	23,108	19,188
6/22	15,513	14,570	20,947	18,507	15,613
6/23	16,649	15,491	25,051	20,410	17,024
6/24	18,449	17,011	31,203	23,774	19,420
6/25	30,694	28,132	35,934	36,022	29,691

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class C	54.77%	66.37%	8.51%	11.87%
Gabelli Gold Fund, Inc. - Class C (includes sales charge)	53.77%	65.37%	8.51%	11.87%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Philadelphia Gold & Silver Index	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index	52.49%	52.89%	7.43%	11.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 489,098,168
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,082,309
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$489,098,168 Number of Portfolio Holdings54 Portfolio Turnover Rate16% Management Fees$2,082,309
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	7.4%
Kinross Gold Corp.	6.5%
Agnico Eagle Mines Ltd., Toronto	5.7%
Wheaton Precious Metals Corp.	5.1%
Endeavour Mining plc	4.6%
Alamos Gold Inc., Toronto	4.2%
Lundin Gold Inc.	4.0%
Artemis Gold Inc.	3.4%
K92 Mining Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034312
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class I
Trading Symbol	GLDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class I	$76	1.20%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Gold Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Philadelphia Gold & Silver Index, respectively. Many factors contributed to the appreciation of the price of gold in the first half, including central bank buying and private investor interest. The effect on gold equities was strong, with equities seeing double the rise in the gold price. At this time, gold miners are seeing solid cash flow, which enables them to reduce debt, make acquisitions, or return to shareholders in the form of dividends.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class I	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/15	10,000	10,000	10,000	10,000
6/16	16,683	10,399	15,464	15,664
6/17	13,899	12,260	12,793	12,448
6/18	12,730	14,022	13,007	12,635
6/19	14,349	15,483	13,536	14,526
6/20	21,472	16,646	20,880	20,752
6/21	20,225	23,436	23,108	19,188
6/22	16,653	20,947	18,507	15,613
6/23	18,047	25,051	20,410	17,024
6/24	20,193	31,203	23,774	19,420
6/25	33,934	35,934	36,022	29,691

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class I	55.51%	68.05%	9.59%	13.00%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Philadelphia Gold & Silver Index	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index	52.49%	52.89%	7.43%	11.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 489,098,168
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,082,309
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$489,098,168 Number of Portfolio Holdings54 Portfolio Turnover Rate16% Management Fees$2,082,309
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	7.4%
Kinross Gold Corp.	6.5%
Agnico Eagle Mines Ltd., Toronto	5.7%
Wheaton Precious Metals Corp.	5.1%
Endeavour Mining plc	4.6%
Alamos Gold Inc., Toronto	4.2%
Lundin Gold Inc.	4.0%
Artemis Gold Inc.	3.4%
K92 Mining Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002878
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class A
Trading Symbol	GLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class A	$92	1.45%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, The Gabelli Gold Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index, the NYSE Arca Gold Miners Index, and the Philadelphia Gold & Silver Index, respectively. Many factors contributed to the appreciation of the price of gold in the first half, including central bank buying and private investor interest. The effect on gold equities was strong, with equities seeing double the rise in the gold price. At this time, gold miners are seeing solid cash flow, which enables them to reduce debt, make acquisitions, or return to shareholders in the form of dividends.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class A	Gabelli Gold Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	16,635	15,678	10,399	15,464	15,664
6/17	13,822	12,277	12,260	12,793	12,448
6/18	12,623	10,567	14,022	13,007	12,635
6/19	14,198	11,203	15,483	13,536	14,526
6/20	21,198	15,765	16,646	20,880	20,752
6/21	19,922	13,963	23,436	23,108	19,188
6/22	16,358	10,806	20,947	18,507	15,613
6/23	17,685	11,011	25,051	20,410	17,024
6/24	19,739	11,583	31,203	23,774	19,420
6/25	33,088	18,300	35,934	36,022	29,691

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class A	55.40%	67.63%	9.31%	12.71%
Gabelli Gold Fund, Inc. - Class A (includes sales charge)	46.46%	57.99%	8.03%	12.05%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Philadelphia Gold & Silver Index	51.04%	51.86%	11.54%	13.88%
NYSE Arca Gold Miners Index	52.49%	52.89%	7.43%	11.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 489,098,168
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,082,309
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$489,098,168 Number of Portfolio Holdings54 Portfolio Turnover Rate16% Management Fees$2,082,309
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Metals and Mining	99.6%
U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	(0.3)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.2%
Northern Star Resources Ltd.	7.4%
Kinross Gold Corp.	6.5%
Agnico Eagle Mines Ltd., Toronto	5.7%
Wheaton Precious Metals Corp.	5.1%
Endeavour Mining plc	4.6%
Alamos Gold Inc., Toronto	4.2%
Lundin Gold Inc.	4.0%
Artemis Gold Inc.	3.4%
K92 Mining Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends